Note 6 - Leases (Details Textual) - USD ($)	Jul. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	May 31, 2023	Mar. 19, 2021	Feb. 28, 2015
Finance Lease, Liability		$ 0	$ 85,000
Operating Lease, Right-of-Use Asset		829,000	1,828,000
Operating Lease, Liability		1,289,000	2,090,000
Office Space And Manufacturing Facilities Grand Prairie Texas [Member]
Operating Lease, Right-of-Use Asset					$ 3,500,000
Lessee, Operating Lease, Discount Rate					6.70%
Operating Lease, Liability					$ 3,500,000
Office Space in Berwyn, Pennsylvania [Member]
Operating Lease, Right-of-Use Asset	$ 500,000
Lessee, Operating Lease, Discount Rate	12.30%
Operating Lease, Undiscounted Minimum Monthly Payment		$ 13,000	$ 13,000
Operating Lease, Liability	$ 500,000
Principal Office Denver Colorado [Member]
Operating Lease, Right-of-Use Asset				$ 800,000
Lessee, Operating Lease, Discount Rate				10.30%
Operating Lease, Undiscounted Minimum Monthly Payment				$ 15,500
Operating Lease, Liability				$ 800,000
Lessee, Operating Lease, Term of Contract (Year)				5 years 6 months		5 years 6 months